Related Party Transactions (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 12, 2011
Related Party Transaction [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 293,000,000	$ 0	$ 293,000,000
Dividends paid		6,900,000
Payments for early redemption premiums		6,000,000
Advisory Agreement
Related Party Transaction [Line Items]
Annual advisory fee					$ 100,000
Investment Agreement
Related Party Transaction [Line Items]
Daily amount payable to related party	$ 33,333.33		33,333.33
Related party payment		700,000		2,700,000
Dedicated Carriers
Related Party Transaction [Line Items]
Related party payment	5,800,000	3,800,000	19,000,000	9,500,000
Facilities Lease
Related Party Transaction [Line Items]
Related party payment	300,000	800,000	1,000,000	2,300,000
Fuel Purchase Agreement
Related Party Transaction [Line Items]
Related party payment	400,000	300,000	1,600,000	1,100,000
Equipment Leases
Related Party Transaction [Line Items]
Related party payment	$ 1,200,000	300,000	$ 2,700,000	900,000
Central Minnesota Logistics, Inc.
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	37.50%		37.50%
Central Minnesota Logistics, Inc. | Broker Commissions
Related Party Transaction [Line Items]
Related party payment	$ 800,000	700,000	$ 2,200,000	$ 1,900,000
Series F Preferred Stock
Related Party Transaction [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		240,500,000
Series E Preferred Stock
Related Party Transaction [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 52,500,000